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<FILENAME>1Q2013Breithorn13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Lanexa Management, LLC

   Address:               101 Park Avenue, 21st Floor
            		  New York, NY 10178

   Form 13F File Number:  28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Joel Brebbia
   Title:                 Chief Financial Officer
   Phone:                 212-716-2655
   Signature, Place, and Date of Signing:

     /s/ Joel Brebbia              New York, NY              05/15/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			54

Form 13F Information Value Total (thousands):		$78,750

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----
(1)   028-14221               Lanexa Global Master Fund, Ltd.

							Form 13F Information Table

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COLUMN 1			COLUMN 2	COLUMN 3     COLUMN 4		COLUMN 5    COLUMN 6  COLUMN 7	    COLUMN 8

				TITLE OF	      	      VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS		CUSIP	     (x$1000)   PRN AMT    PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
-------------------- 		------		---------    --------   --------   --- ---- ------- ---------- -------- -------- --------
AKAMAI TECHNOLOGIES INC 	COM		00971T101	2,737	  77,500    SH       SOLE		77,500
ALTERA CORP			COM		021441100	1,064	  30,000    SH       SOLE		30,000
AMAZON COM INC			COM		023135106	1,332	  5,000	    SH       SOLE		5,000
APPLE INC      			COM 		037833100	1,771	  4,000	    SH       SOLE		4,000
ARUBA NETWORKS INC		COM		043176106	2,279	  92,120    SH       SOLE		92,120
AUTODESK INC          		COM		052769106	206	  5,000	    SH       SOLE		5,000
AUTONAVI HLDGS LTD		SPONS ADR	05330F106	1,082	  100,934   SH       SOLE		100,934
BAIDU INC			SPON ADR REP A	056752108	658	  7,500	    SH       SOLE		7,500
CALLIDUS SOFTWARE INC		COM 		13123E500	1,417	  310,000   SH       SOLE		310,000
CASELLA WASTE SYS INC 		CL A		147448104	1,461	  334,308   SH       SOLE		334,308
CITRIX SYS INC    		COM		177376100	2,165	  30,000    SH       SOLE		30,000
DELTA AIR LINES INC DEL		COM NEW		247361702	826	  50,000    SH       SOLE		50,000
E M C CORP MASS			COM		268648102	597	  25,000    SH       SOLE		25,000
EBAY INC			COM		278642103	2,440	  45,000    SH       SOLE		45,000
EDWARDS GROUP LTD		SPONS ADR	281736108	149	  18,496    SH       SOLE		18,496
ELECTRONIC ARTS INC 		COM		285512109	177	  10,000    SH       SOLE		10,000
FALCONSTOR SOFTWARE INC		COM		306137100	2,174	  811,289   SH       SOLE		811,289
FMC TECHNOLOGIES INC		COM		30249U101	816	  15,000    SH       SOLE		15,000
FORMFACTOR INC     		COM		346375108	2,356	  501,263   SH       SOLE		501,263
FORTINET INC			COM		34959E109	1,588	  67,048    SH       SOLE		67,048
FUSION-IO INC			COM		36112J107	180	  11,025    SH       SOLE		11,025
GOOGLE INC        		CL  A		38259P508	3,177	  4,000	    SH       SOLE		4,000
GUIDANCE SOFTWARE INC		COM		401692108	2,982	  274,832   SH       SOLE		274,832
HERBALIFE LTD			COM USDSHS	G4412G101	375	  10,000    SH       SOLE		10,000
IDENTIVE GROUP INC 		COM		45170X106	2,082	  1,406,503 SH       SOLE		1,406,503
ILLUMINA INC 			COM		452327109	1,862	  34,500    SH       SOLE		34,500
IMMERSION CORP  		COM		452521107	295	  25,164    SH       SOLE		25,164
INPHI CORP			COM		45772F107	2,646	  253,251   SH       SOLE		253,251
INTUITIVE SURGICAL INC		COM NEW		46120E602	2,456	  5,000	    SH       SOLE		5,000
JUNIPER NETWORKS INC		COM		48203R104	1,391	  75,000    SH       SOLE		75,000
LIMELIGHT NETWORKS  INC		COM		53261M104	1,560	  750,000   SH       SOLE		750,000
MICROCHIP TECHNOLOGY INC	COM		595017104	735	  20,000    SH       SOLE		20,000
MICRON TECHNOLOGY INC 		COM		595112103	1,496.250 150,000   SH       SOLE		150,000
MILLENNIAL MEDIA INC		COM		60040N105	540	  85,000    SH       SOLE		85,000
NETAPP INC     			COM		64110D104	854	  25,000    SH       SOLE		25,000
NETFLIX INC          		COM		64110L106	568	  3,000	    SH       SOLE		3,000
NVIDIA CORP          		COM		67066G104	1,283	  100,000   SH       SOLE		100,000
NXP SEMICONDUCTORS N V		COM		N6596X109	2,157	  71,200    SH       SOLE		71,200
OSI SYSTEMS INC			COM		671044105	937	  15,036    SH       SOLE		15,036
PALO ALTO NETWORKS INC		COM		697435105	2,216	  39,154    SH       SOLE		39,154
POWER ONE INC NEW		COM		73930R102	379	  91,644    SH       SOLE		91,644
QLIK TECHNOLOGIES INC		COM		74733T105	2,583	  100,000   SH       SOLE		100,000
QUALCOMM INC      		COM		747525103	2,343	  35,000    SH       SOLE		35,000
RESEARCH IN MOTION LTD		COM		760975102	144	  10,000    SH       SOLE		10,000
RESPONSYS INC 			COM		761248103	1,747	  197,376   SH       SOLE		197,376
SANDISK CORP      		COM		80004C101	3,298	  60,000    SH       SOLE		60,000
SEACHANGE INTL INC 		COM		811699107	2,351	  197,689   SH       SOLE		197,689
SEAGATE TECHNOLOGY PLC		SHS		G7945M107	366	  100		CALL SOLE		100
SERVICENOW INC			COM		81762P102	453	  12,500    SH       SOLE		12,500
SHUTTERFLY INC       		COM		82568P304	1,104	  25,000    SH       SOLE		25,000
SPLUNK INC			COM		848637104	801	  20,000    SH       SOLE		20,000
TAKE-TWO INTERACTIVE SOFTWAR 	COM		874054109	2,019	  125,000   SH       SOLE		125,000
TERADATA CORP DEL		COM		88076W103	2,340	  40,000    SH       SOLE		40,000
VMWARE INC 			CL A COM	928563402	1,578	  20,000    SH       SOLE		20,000

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